Canadian Emergency Business Loan Act (“CEBA”) (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 27, 2025 $ / shares shares	Jan. 23, 2025 $ / shares shares	Dec. 20, 2024 $ / shares shares	Nov. 07, 2023 $ / shares shares	Jan. 31, 2024 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Short-Term Debt [Line Items]
Loan payment term										1 year
Interest rate								8.00%		8.00%
Gain loss on extinguishment of debt | $									$ 15	$ 15
Issuance of common stock to settle deferred underwriter fee payable, shares | shares	216,675	650,026	245,007	543,057	277,778
Stock-based compensation expense | $								$ 208	$ 137	628	$ 1,475
Stock options granted | shares											0
Stock options exercised | $										$ 0	$ 4,100
Options vested | shares				613,510
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares				$ 1.00
Warrant outstanding | shares								14,430,958		14,430,958	12,181,019
Share price | $ / shares	$ 0.9230	$ 0.9230	$ 0.8163					$ 10.00
[custom:StockWarrantExpense] | $										$ 35	$ 9,207
Business Combination Warrants [Member]
Short-Term Debt [Line Items]
Warrant outstanding | shares										585,275
Business Combination Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares				585,275
Exercise price of warrants | $ / shares				$ 11.50
P I P E Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares										95,745
Warrant outstanding | shares								95,744		95,744
Public Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares				11,500,000						11,500,000
Exercise price of warrants | $ / shares				$ 11.50						$ 1.20
Share price | $ / shares				0.01
Sale of stock share price | $ / shares				$ 18.00
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares										2,199,939
Helena Termination Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares										50,000
Convertible Promissory Notes Warrants [Member]
Short-Term Debt [Line Items]
[custom:StockWarrantExpense] | $											$ 9,200
Conversion ratio				1.00
Time Based Stock Options [Member]
Short-Term Debt [Line Items]
Stock options granted | shares										147,000
Equity Incentive Plan [Member]
Short-Term Debt [Line Items]
Share-based payment award, description											Common Stock equal to 10% of the number of shares of Common Stock of OneMedNet immediately following the Business Combination.
Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Short-Term Debt [Line Items]
Stock-based compensation expense | $										$ 30	$ 400
Equity Incentive Plan [Member] | Time Based Stock Options [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares										$ 230,000
Equity Incentive Plan [Member] | Restricted Stock Awards R S A [Member]
Short-Term Debt [Line Items]
Fair value | $											$ 1,100
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Short-Term Debt [Line Items]
Stock-based compensation expense | $										$ 600
Fair value | $										300
Unrecognized compensation | $										$ 400
Weighted average period										1 year 2 months 26 days
Twenty Twenty Two Equity Incentive Plan [Member]
Short-Term Debt [Line Items]
Issuance of common stock to settle deferred underwriter fee payable, shares | shares										384,819
CEBA Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans						$ 40	$ 60
Forgiven of loan | $						10
Conversion of loan | $						$ 40
Loan payment term						3 years	3 years
Interest rate						5.00%	5.00%
Gain loss on extinguishment of debt | $										$ 15